ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES - Schedule of Accounts Payable and Equipment Project Payables (Parenthetical) (Details) - Nonrelated party $ in Millions	3 Months Ended
Dec. 31, 2023 USD ($)
Wind
Supplier Finance Program [Line Items]
Supplier finance program, prepayments	$ 473
Power
Supplier Finance Program [Line Items]
Supplier finance program, prepayments	$ 185